Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Financial assets
Interest-bearing deposits with banks	$ 33,731	$ 39,013
Securities
Trading	148,023	136,071
Investment, net of applicable allowance	139,459	139,743
Securities	287,482	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	311,033	313,015
Loans, net of applicable allowance
Loans, net	672,563	660,992
Other
Derivatives	110,917	113,488
Deposits
Personal	348,304	343,052
Business and government	660,064	624,311
Bank	46,229	44,522
Deposits	1,054,597	1,011,885
Other
Obligations related to securities sold short	32,569	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	274,907	274,231
Derivatives	106,071	109,927
Subordinated debentures	9,186	9,867
Financial assets classified as FVTPL [member]
Securities
Trading	137,867	126,027
Securities	137,867	126,027
Assets purchased under reverse repurchase agreements and securities borrowed	253,348	264,394
Loans, net of applicable allowance
Wholesale	8,055	6,197
Loans, net	8,055	6,197
Other
Derivatives	110,917	113,488
Other assets	3,680	3,414
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	18,440	21,603
Securities
Trading	10,156	10,044
Securities	10,156	10,044
Loans, net of applicable allowance
Retail	255	253
Wholesale	2,339	2,363
Loans, net	2,594	2,616
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	76,248	81,395
Securities	76,248	81,395
Loans, net of applicable allowance
Retail	260	260
Wholesale	817	744
Loans, net	1,077	1,004
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	529	525
Securities	529	525
Financial liabilities classified as FVTPL [member]
Deposits
Personal	182	104
Business and government	445	389
Deposits	627	493
Other
Obligations related to securities sold short	32,569	29,285
Derivatives	106,071	109,927
Other liabilities	35	80
Financial liabilities designated as FVTPL [member]
Deposits
Personal	16,845	17,096
Business and government	127,946	107,466
Bank	13,765	18,015
Deposits	158,556	142,577
Other
Obligations related to assets sold under repurchase agreements and securities loaned	250,747	255,922
Other liabilities	109	86
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	15,291	17,410
Securities
Investment, net of applicable allowance	63,457	58,627
Securities	63,457	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	57,686	48,621
Loans, net of applicable allowance
Retail	469,144	462,884
Wholesale	202,128	198,753
Loans, net	671,272	661,637
Other
Other assets	57,655	57,065
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	330,624	324,804
Business and government	533,825	518,501
Bank	32,466	26,518
Deposits	896,915	869,823
Other
Obligations related to assets sold under repurchase agreements and securities loaned	24,160	18,309
Other liabilities	67,041	65,719
Subordinated debentures	9,475	10,071
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	33,731	39,013
Securities
Trading	148,023	136,071
Investment, net of applicable allowance	139,459	139,743
Securities	287,482	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	311,033	313,015
Loans, net of applicable allowance
Retail	461,566	454,942
Wholesale	210,997	206,050
Loans, net	672,563	660,992
Other
Derivatives	110,917	113,488
Other assets	61,335	60,479
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	15,291	17,410
Securities
Investment, net of applicable allowance	62,682	57,823
Securities	62,682	57,823
Assets purchased under reverse repurchase agreements and securities borrowed	57,685	48,621
Loans, net of applicable allowance
Retail	461,051	454,429
Wholesale	199,786	196,746
Loans, net	660,837	651,175
Other
Other assets	57,655	57,065
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	33,731	39,013
Securities
Trading	148,023	136,071
Investment, net of applicable allowance	140,234	140,547
Securities	288,257	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	311,034	313,015
Loans, net of applicable allowance
Retail	469,659	463,397
Wholesale	213,339	208,057
Loans, net	682,998	671,454
Other
Derivatives	110,917	113,488
Other assets	61,335	60,479
Financial liabilities at carrying amount [member]
Deposits
Personal	348,304	343,052
Business and government	660,064	624,311
Bank	46,229	44,522
Deposits	1,054,597	1,011,885
Other
Obligations related to securities sold short	32,569	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	274,907	274,231
Derivatives	106,071	109,927
Other liabilities	67,160	65,878
Subordinated debentures	9,186	9,867
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	331,277	325,852
Business and government	531,673	516,456
Bank	32,464	26,507
Deposits	895,414	868,815
Other
Obligations related to assets sold under repurchase agreements and securities loaned	24,160	18,309
Other liabilities	67,016	65,712
Subordinated debentures	9,186	9,867
Financial liabilities at fair value [member]
Deposits
Personal	347,651	342,004
Business and government	662,216	626,356
Bank	46,231	44,533
Deposits	1,056,098	1,012,893
Other
Obligations related to securities sold short	32,569	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	274,907	274,231
Derivatives	106,071	109,927
Other liabilities	67,185	65,885
Subordinated debentures	$ 9,475	$ 10,071